Average Annual Total Returns - MML Series Investment Fund II		12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MML VIP Barings Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
MML VIP Barings Core Bond Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		7.85%		0.48%	2.64%
MML VIP Barings Core Bond Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		7.59%		0.23%	2.38%
MML VIP Barings Inflation-Protected and Income Fund | Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.01%		1.12%	3.09%
MML VIP Barings Inflation-Protected and Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
MML VIP Barings Inflation-Protected and Income Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		5.89%		1.12%	3.15%
MML VIP Barings Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		5.57%		0.85%	2.89%
MML VIP Barings Short-Duration Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
MML VIP Barings Short-Duration Bond Fund | Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.39%		1.98%	2.08%
MML VIP Barings Short-Duration Bond Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		5.96%		2.56%	2.57%
MML VIP Barings Short-Duration Bond Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.76%		2.30%	2.31%
MML VIP Barings U.S. Government Money Market Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
MML VIP Barings U.S. Government Money Market Fund | FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.40%		3.31%	2.23%
MML VIP Barings U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		3.79%		2.87%	1.80%
MML VIP BlackRock Balanced Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.40%		6.77%	8.18%
MML VIP BlackRock Balanced Fund | Custom MML VIP Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.76%		8.49%	9.85%
MML VIP BlackRock Balanced Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%	14.29%
MML VIP BlackRock Balanced Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		12.84%		7.86%	9.21%
MML VIP BlackRock Balanced Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		12.56%		7.59%	8.93%
MML VIP BlackRock iShares 60/40 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.40%	6.34%
MML VIP BlackRock iShares 60/40 Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	10.78%
MML VIP BlackRock iShares 60/40 Allocation Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		14.66%	6.72%
MML VIP BlackRock iShares 60/40 Allocation Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.31%	6.43%
MML VIP BlackRock iShares 80/20 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.40%	6.34%
MML VIP BlackRock iShares 80/20 Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	10.78%
MML VIP BlackRock iShares 80/20 Allocation Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		17.14%	8.63%
MML VIP BlackRock iShares 80/20 Allocation Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.90%	8.37%
MML VIP Franklin Templeton Equity Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%		11.33%	10.53%
MML VIP Franklin Templeton Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%	14.29%
MML VIP Franklin Templeton Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		13.75%	11.23%
MML VIP Franklin Templeton Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		17.20%		13.47%	10.96%
MML VIP Invesco Small Cap Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%	14.29%
MML VIP Invesco Small Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%		6.09%	9.62%
MML VIP Invesco Small Cap Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		8.86%		8.38%	10.73%
MML VIP Invesco Small Cap Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		8.59%		8.11%	10.46%

[1]
(1)	The Custom MML VIP Balanced Index is a hypothetical custom index which comprises the S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%).